Average Annual Total Returns		7 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Small Cap Power Buffer ETF – June
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.65%	4.23%
Performance Inception Date	May 31, 2024
Innovator U.S. Small Cap Power Buffer ETF – June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.65%	4.23%
Innovator U.S. Small Cap Power Buffer ETF – June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.09%	2.51%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.67%	12.81%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.12%	11.29%